Shareholders equity	12 Months Ended
Dec. 31, 2011
Shareholders equity [Text Block]

14. Shareholders’ equity

(a) Share capital

The Company is authorized to issue up to 500 million shares with par value of $0.0001 per share, of which 152,654,148 and 154,473,159 shares were issued and outstanding as of December 31, 2010 and 2011, respectively. As of December 31, 2010 and 2011, no preferred shares have been issued, nor does the Company have current plans to issue preferred shares.

During the year ended December 31, 2009, 16,772 ordinary shares were issued when vested options were exercised at a consideration of US$1.15 per share (US$8.05 per ADS, each ADS represents seven ordinary shares of the Company). In addition, 48,734 shares were issued upon vesting of nonvested shares.

During the year ended December 31, 2010, a total of 909,188 ordinary shares were issued when vested options were exercised, which are related to three different grants of options. Among the newly issued shares pursuant to the exercises, 99,995 shares were issued at a consideration of US$1.60 per share (US$11.20 per ADS), 563,213 shares at US$1.15 per share (US$8.05 per ADS), and the remaining 245,980 shares at US$0.78 per share (US$5.45 per ADS). In addition, 1,103,499 shares were issued upon vesting of nonvested shares and RSUs.

During the year ended December 31, 2011, a total of 756,791 ordinary shares were issued when vested options were exercised, which are related to three different grants of options. Among the newly issued shares pursuant to the exercises, 376,978 shares were issued at US$1.15 per share (US$8.05 per ADS), and the remaining 379,813 shares were issued at US$0.78 per share (US$5.45 per ADS). In addition, 1,062,220 shares were issued upon vesting of nonvested shares and RSUs.

(b) Retained earnings

The Company’s PRC-based subsidiaries and the consolidated VIE are either foreign invested enterprises established in the PRC, or PRC domestic companies. Therefore, these PRC-based consolidated entities are required under PRC rules and regulations, as well as their respective Articles of Association, to make appropriations from retained earnings to statutory reserves. The appropriation requires transferring 10% of after-tax profits, as determined in accordance with PRC GAAP, to a statutory surplus reserve until the reserve balance reaches 50% of these PRC-based consolidated entities’ respective registered capital. The transfer to this reserve must be made before distribution of dividends to the equity holders can be made, and such appropriations are required to be approved by these PRC-based consolidated entities’ respective boards of directors.

Transfers of RMB9,466,000, RMB11,587,000 and RMB15,613,000 (US$2,481,000) have been made to the statutory surplus reserve for the years ended December 31, 2009, 2010 and 2011, respectively.

The accumulated balances of this statutory surplus reserve maintained by the Company’s PRC consolidated entities as of December 31, 2009, 2010 and 2011 were RMB23,742,000, RMB35,329,000 and RMB50,942,000 (US$8,094,000), respectively.

The statutory surplus reserve is non-distributable but can be used to offset against previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.